Stockholders' Equity - Assumptions Used to Calculate Fair Value of PSUs (Details) - Performance Share Units ("PSUs")	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Period	1 year 8 months 12 days
Weighted-Average risk-free interest rate	0.37%
Weighted-average volatility	55.00%
Weighted-average dividend yield	0.00%